Leases (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Property Subject to or Available for Operating Lease, Accumulated Depreciation	$ 1,264	$ 1,222	$ (1,222)	$ (1,060)
Property, Plant, and Equipment, Lessor Asset under Operating Lease, after Accumulated Depreciation	3,077	3,119	3,119	3,274
Gross assets	4,341	4,341	4,341	4,334
Lessor, Operating Lease, Payment to be Received, Year One	408		544
Lessor, Operating Lease, Payment to be Received, Year Two	553		553
Lessor, Operating Lease, Payment to be Received, Year Three	554		554
Lessor, Operating Lease, Payment to be Received, Year Four	554		554
Lessor, Operating Lease, Payment to be Received, Year Five	354		354
Lessor, Operating Lease, Payment to be Received, after Year Five	891		891
Operating Lease, Lease Income	533	401	1,537	1,134	$ 1,439
Lessor, Operating Lease, Payments to be Received	3,314		3,450
Finance Lease, Liability, Current	4,312		0
Finance Lease, Liability, Noncurrent	83,315		17,769	16,361
Finance Lease, Liability	$ 87,627	17,769	$ 17,769	$ 16,361		$ 87,627
Finance Lease, Weighted Average Remaining Lease Term	36 years		35 years	36 years
Finance Lease, Weighted Average Discount Rate, Percent	5.54%		5.30%	5.65%
Finance Lease, Liability, to be Paid, Next Rolling 12 Months			$ 891			1,687
Finance Lease, Liability, Payments, Due in Rolling Year Two			909			4,446
Finance Lease, Liability, to be Paid, Year Three			927			4,535
Finance Lease, Liability, to be Paid, Year Four			945			4,625
Finance Lease, Liability, to be Paid, Year Five			965			4,718
Finance Lease, Liability, to be Paid, after Year Five			39,958			315,194
Total Future Lease Payments			44,595			335,205
Imputed interest			(26,826)			$ (247,578)
Finance Lease, Right-of-Use Asset, Amortization	$ 116	102	445	$ 542	0
Finance Lease, Interest Expense	241	226	933	782	0
Lease, Cost	357	328	1,378	1,324	0
Operating Lease, Payments, Use	2,100	0	600	300	0
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	88,249		16,357	15,819
Indianapolis Power And Light Company [Member]
Lessee, Lease, Description [Line Items]
Property Subject to or Available for Operating Lease, Accumulated Depreciation	(1,264)	(1,222)	1,222	1,060
Property, Plant, and Equipment, Lessor Asset under Operating Lease, after Accumulated Depreciation	3,077	3,119	3,119	3,274
Gross assets	4,341	4,341	4,341	4,334
Lessor, Operating Lease, Payment to be Received, Year One	408		544
Lessor, Operating Lease, Payment to be Received, Year Two	553		553
Lessor, Operating Lease, Payment to be Received, Year Three	554		554
Lessor, Operating Lease, Payment to be Received, Year Four	554		554
Lessor, Operating Lease, Payment to be Received, Year Five	354		354
Lessor, Operating Lease, Payment to be Received, after Year Five	891		891
Operating Lease, Lease Income	533	401	1,537	1,134	1,439
Lessor, Operating Lease, Payments to be Received	3,314		3,450
Finance Lease, Liability, Current	4,312	0
Finance Lease, Liability, Noncurrent	83,315	17,769	17,769	16,361
Finance Lease, Liability	$ 87,627	$ 17,769	$ 17,769	$ 16,361
Finance Lease, Weighted Average Remaining Lease Term	36 years	35 years	35 years	36 years
Finance Lease, Weighted Average Discount Rate, Percent	5.54%	5.30%	530.00%	565.00%
Finance Lease, Liability, to be Paid, Remainder of Fiscal Year			$ 891
Finance Lease, Liability, to be Paid, Next Rolling 12 Months	$ 1,687
Finance Lease, Liability, Payments, Due in Rolling Year Two	4,446		909
Finance Lease, Liability, to be Paid, Year Three	4,535		927
Finance Lease, Liability, to be Paid, Year Four	4,625		945
Finance Lease, Liability, to be Paid, Year Five	4,718		965
Finance Lease, Liability, to be Paid, after Year Five	315,194		39,958
Total Future Lease Payments			44,595
Imputed interest	247,578		(26,826)
Finance Lease, Right-of-Use Asset, Amortization	116	$ 102	445	$ 542	0
Finance Lease, Interest Expense	241	226	933	782	0
Lease, Cost	357	328	1,378	1,324	$ 0
Operating Lease, Payments, Use	2,100	0	600
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 88,249	$ 16,357	$ 16,357	$ 15,819